Unaudited Condensed Consolidated Statements of Changes in Shareholders’ Equity - EUR (€)		Shares outstanding	Issued capital	Share premium	Other capital reserves	Accumulated deficit	Other components of equity	Total
Balance at Dec. 31, 2022			€ 5,364,452	€ 282,552,633	€ 36,635,564	€ (243,460,290)	€ 7,257,081	€ 88,349,440
Balance (in Shares) at Dec. 31, 2022		44,703,763
Loss for the period						(19,285,963)		(19,285,963)
Exchange differences on translation of foreign currency							(17,116)	(17,116)
Total comprehensive loss						(19,285,963)	(17,116)	(19,303,079)
Issuance of common shares			1,687,110	54,796,819				56,483,929
Issuance of common shares (in Shares)		14,059,252
Transaction costs				(3,360,626)				(3,360,626)
Equity-settled share-based payments					2,239,397			2,239,397
Share options exercised			14,431	222,512				236,943
Share options exercised (in Shares)		120,257
Balance at Jun. 30, 2023	[1]		7,065,993	334,211,338	38,874,961	(262,746,253)	7,239,965	124,646,004
Balance (in Shares) at Jun. 30, 2023	[1]	58,883,272
Balance at Dec. 31, 2023			7,065,993	334,211,338	40,050,053	(286,127,819)	7,382,166	102,581,730
Balance (in Shares) at Dec. 31, 2023		58,883,272
Loss for the period						(23,502,977)		(23,502,977)
Exchange differences on translation of foreign currency							2,836	2,836
Total comprehensive loss						(23,502,977)	2,836	(23,500,141)
Equity-settled share-based payments					3,073,814			3,073,814
Balance at Jun. 30, 2024	[1]		€ 7,065,993	€ 334,211,338	€ 43,123,867	€ (309,630,796)	€ 7,385,002	€ 82,155,403
Balance (in Shares) at Jun. 30, 2024	[1]	58,883,272

[1]	unaudited